SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended
	Apr. 30, 2008	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013 Subsequent Event [Member] Warrants [Member]
Subsequent Event [Line Items]
Common stock, price per share					$ 0.90
Pricing model used in calculation of grant-date fair value	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes
Plan duration					5 years
Option granted, number of shares vesting in installments					8,333
Frequency of vesting installments					Each month for the first eleven months and 8,337 vesting the twelfth month
Vesting period					12 months
Number of common shares that can be purchased through warrant	600,000				100,000
Fair value of warrant	$ 976,193				$ 48,915